Notes Payable - Summary of Reconciliation of Movements in Borrowings to Cash Flows Arising from Financing Activities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Additions to long term debt	$ (566,819)
Repayments of long-term debt	131,819	$ 266,994
Crown Note [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Drawings at January 1	16,758,000	16,256,250
Repayments of long-term debt	(17,043,750)
Effects of changes in foreign exchange rates	285,750	501,750
Drawings at December 31		16,758,000
Scotia Facility [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Drawings at January 1	29,000,000	17,000,000
Additions to long term debt	68,200,000	26,000,000
Repayments of long-term debt	(35,500,000)	(14,000,000)
Drawings at December 31	$ 61,700,000	$ 29,000,000